ORGANIZATION	3 Months Ended	12 Months Ended
	Oct. 31, 2021	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

Note 1 –ORGANIZATION

Himalaya Technologies, Inc. a/k/a/ Homeland Resources Ltd. (the “Company”) was incorporated under the laws of the State of Nevada on July 8, 2003. The Company’s principal historical activities had been the acquisition of a mineral property in the State of New Mexico. During the fiscal year ended July 31, 2010, the Company began to acquire working interests in a seismic exploration program as well as a drilling program in crude oil and natural gas properties in Oklahoma. Prior to July 31, 2019 the Company discontinued the exploration and drilling in Oklahoma and New Mexico. The Company has leases on two properties that were fully depleted prior to July 31, 2021. Over the past few years, the company generated approximately $1,500 per year of net revenue from these leases. Subsequent to July 31, 2021 the Company is in negotiations with the prior CEO to distribute the oil leases in payment of loan from shareholder and in discussions with other potential buyers of the assets though no formal agreement has been reached. On June 28, 2021 the Company amended its articles to change the name of the Company to Himalaya Technologies, Inc.

Note 1 –ORGANIZATION

Himalaya Technologies, Inc. a/k/a/ Homeland Resources Ltd. (the “Company”) was incorporated under the laws of the State of Nevada on July 8, 2003. The Company’s principal historical activities had been the acquisition of a mineral property in the State of New Mexico. During the fiscal year ended July 31, 2010, the Company began to acquire working interests in a seismic exploration program as well as a drilling program in crude oil and natural gas properties in Oklahoma. Prior to July 31, 2019 the Company discontinued the exploration and drilling in Oklahoma and New Mexico. The Company has leases on two properties that were fully depleted prior to July 31, 2021. Over the past few years, the company generated approximately $1,500 per year of net revenue from these leases. Subsequent to July 31, 2021 the Company is in negotiations with the prior CEO to distribute the oil leases in payment of loan from shareholder and in discussions with other potential buyers of the assets though no formal agreement has been reached. On June 28, 2021 the Company amended its articles to change the name of the Company to Himalaya Technologies Inc.